Income Taxes - Summary of Current And Deferred Components of The Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 2,388	$ 336	¥ 1,985	¥ 899
Deferred income tax expenses	0	0	0	0
Income tax expenses	¥ 2,388	$ 336	¥ 1,985	¥ 899